Income Taxes (Details) - Schedule of Net Deferred Tax Assets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule of Net Deferred Tax Asset [Line Items]
Federal net operating loss		$ 3,000
Start-up costs	251,777
Total deferred tax asset	251,777	3,000
Valuation allowance	(251,777)	(3,000)
Deferred tax asset, net of allowance